Filed electronically with the Securities and Exchange Commission on December 18, 2014

File No. 033-05724
File No. 811-04670

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No.128	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 131

Deutsche Global/International Fund, Inc. (Exact name of Registrant as Specified in Charter)

345 Park Avenue New York, NY 10154 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: Thomas Hiller, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

It is proposed that this filing will become effective

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On _________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2) of Rule 485
|__|	On _________ pursuant to paragraph (a)(2) of Rule 485
| __|	On _________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	Deutsche Global Growth Fund — Class A, Class B, Class C, Class R, Institutional Class, and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 5th day of December 2014.

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.

By: /s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	December 5, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 5, 2014

/s/John W. Ballantine
John W. Ballantine*	Director	December 5, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	December 5, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	December 5, 2014

/s/Keith R. Fox
Keith R. Fox*	Director	December 5, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Director	December 5, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Director	December 5, 2014

/s/Richard J. Herring
Richard J. Herring*	Director	December 5, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Director	December 5, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	December 5, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	December 5, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	December 5, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	December 5, 2014

*By:
/s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 120, as filed on August 15, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase